Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of Investments

Increase (decrease) in fair value due to MTM and foreign exchange	December 31, 2022	December 31, 2021
Short-term investment - Green Hydrogen	$15	$1,422
Long-term investment - Forsee Power	(14,865)	(10,474)
Long-term investment - Wisdom Motor	—	—
Long-term investment - Quantron AG	150	—
Long-term investment - HyCap Fund	(1,597)	26
Long-term investment - Clean H2 Fund	(580)	2
Decrease in fair value of investments	$(16,877)	$(9,024)

Schedule of Nature and Extent of Risks Arising from Financial Instruments
The following exchange rates applied during the year ended December 31, 2022:

	$US to $1.00 CDN	$CDN to $1.00 US
January 1, 2022 Opening rate	$0.787	$1.271
December 31, 2022 Closing rate	$0.739	$1.354
Fiscal 2022 Average rate	$0.769	$1.301